Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2019
Goodwill and other intangible assets

13. Goodwill and other intangible assets

Goodwill arising from a business combination is tested at least on an annual basis for impairment. There were no changes in the carrying amount of goodwill of Rs. 74,937.9 million (US$ 1,083.5 million) for the fiscal year ended March 31, 2018 and the year ended March 31, 2019. The entire amount of goodwill was allocated to the retail business. The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by class of intangible assets as of March 31, 2018 and March 31, 2019:

	As of March 31, 2018						As of March 31, 2019
	Gross carrying amount		Accumulated amortization		Net carrying amount		Gross carrying amount		Accumulated amortization		Net carrying amount		Net carrying amount
							(In millions)
Branch network	Rs.	8,335.0	Rs.	8,335.0	Rs.	0.0	Rs.	8,335.0	Rs.	8,335.0	Rs.	0.0	US$	0.0
Customer list		2,710.0		2,710.0		0.0		2,710.0		2,710.0		0.0		0.0
Core deposit		4,414.0		4,414.0		0.0		4,414.0		4,414.0		0.0		0.0
Favorable leases		543.0		542.0		1.0		543.0		543.0		0.0		0.0

Total	Rs.	16,002.0	Rs.	16,001.0	Rs.	1.0	Rs.	16,002.0	Rs.	16,002.0	Rs.	0.0	US$	0.0

The aggregate amortization charged for the years ended March 31, 2017, March 31, 2018 and March 31, 2019 was Rs. 3.0 million, Rs. 1.0 million and Rs. 1.0 million, respectively.

The estimated amortization expense for intangible assets for each of the five succeeding twelve months period is nil.